Collaborative agreements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Vernakalant (IV) North America [Member]
Upfront and Milestone received under collaborative agreements	$ 26
Potential Milestone payment under collaborative agreements	38
Percentage Development Cost, Collaborative partner	0.75%
Percentage Development Cost, the Company	0.25%
Vernakalant (IV) Outside North America and Vernakalant (oral) globally [Member]
Upfront payment received under collaborative agreements	60
Potential Milestone payment under collaborative agreements	200
Potential Milestone payment under collaborative agreements	100
Potential Milestone payment under collaborative agreements	340
Line Of Credit Facility, Maximum Borrowing Capacity	100
Milestone received under collaborative agreements	15
Sale of Supplies under collaborative agreements	7.0
Milestone received under collaborative agreements	15
Milestone received under collaborative agreements	$ 30